EARNINGS (LOSS) PER SHARE - Schedule of earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Nov. 02, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Basic earnings per share
Income attributable to owners of the parent company (ThUS$)			$ 976,972	$ 581,831	$ 1,339,210
Weighted average number of shares, basic (in shares)			604,437,877,587	604,437,869,545	96,614,464,231
Basic earnings per share (US$) (in dollars per share)			$ 0.001616	$ 0.000963	$ 0.013861
Diluted earnings per share
Income attributable to owners of the parent company (ThUS$)			$ 976,972	$ 581,831	$ 1,339,210
Weighted average number of shares, diluted (in shares)			604,441,789,335	604,441,789,335	98,530,451,071
Diluted earnings per share (US$) (in Dollars per share)			$ 0.001616	$ 0.000963	$ 0.013592
Basic shares outstanding (in shares)			604,437,877,587	604,437,584,048
Increase in basic shares (in shares)		606,407,693
Fully diluted shares considers outstanding (in shares)	605,801,285,307		604,437,877,587	604,437,877,587
Increase in diluted shares (in shares)		606,407,693		3,911,748		3,911,748